Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue	$ 2,023,794		$ 2,058,721	$ 1,829,493
Subscription revenue recognized	$ 779,803		$ 1,829,493
Virtual gifts, description	the Company offers virtual gifts to its users. Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer or a car, among other items.
Virtual gift revenue	$ 1,420,130	$ 1,215,061
Deferred revenue from virtual gifts	349,472	204,121
Description of payments milestone			Effective June 24, 2019, the Company and ProximaX entered into an agreement to terminate the ProximaX Agreement (the “Termination Agreement”) and provide for payment terms for the remaining $2.5 million due under the ProximaX Agreement. The portion of the upfront fee that remained unrecognized as of the termination of the ProximaX Agreement was $1.6 million and was recognized as revenue upon such termination, in addition to the $1.7 million of revenue recognized in the first quarter of 2019. Since there is no assurance of collectability on the remaining payments, revenue is being recognized as the payments under the Termination Agreement are received. For the year ended December 31, 2020, the Company recognized approximately $15.0 thousand in revenue in connection with payments received under the Termination Agreement.
Revenue recognized	$ 155,816	$ 0	$ 315,748
Technology service revenue, description			the first quarter of 2020, technology service revenue consisted of revenue that was recognized under the Company’s technology services agreement (the “ProximaX Agreement”) with ProximaX Limited (“ProximaX”) and was recognized based upon proportional performance using labor hours as the unit of measurement. Pursuant to the terms of the ProximaX Agreement, ProximaX agreed to pay the Company, among other things, up to an aggregate of $10.0 million of cash or certain highly liquid cryptocurrencies in exchange for the Company’s services, $5.0 million of which was paid in May 2018, $2.5 million of which was due upon completion the second development milestone set forth in the ProximaX Agreement and $2.5 million of which was due upon completion of the third development milestone set forth in the ProximaX Agreement.
Number of digital tokens payables			$ 3,600,000
Total advertising expenses			800,000	1,100,000
Accounts receivable amount			$ 71,410	$ 130,686
Advertising partners accounts receivable, percentage			61.00%	47.00%
Goodwill impairment loss			$ 6,800,000
Loyalty Platform [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loyalty platform, description	The loyalty platform is intended to drive engagement and incentivize users financially by providing users with the ability to earn Props tokens while using the Paltalk and Camfrog applications. During the third and fourth quarters of 2020, the Company received an aggregate of 1.1 million Props tokens for the validator service and 13.5 million Props tokens under the loyalty platform. During the three months ended March 31, 2021, the Company received 175 thousand Props tokens for the validator service and 4.0 million Props tokens under the loyalty platform. The number of Props tokens earned and reserved by users for the three months ended March 31, 2021 and for the year ended December 31, 2020 was 1.1 million and 4.0 million, respectively, which is recorded under “digital tokens payable” in the condensed consolidated balance sheets and the net revenue earned is recorded under “technology service revenue” in the condensed consolidated statements of operations. The total net revenue value is recognized as earned.
Prop tokens received			13,500,000
Validator Service [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Prop tokens received			$ 1,100,000
YouNow Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Description of service revenue	Pursuant to the terms of the YouNow Agreement, YouNow agreed to pay the Company, in exchange for the Company’s services, an aggregate of 10.5 million cryptographic props tokens (“Props tokens”) upon the achievement of certain milestones as follows: (i) 3.0 million Props tokens upon execution of the YouNow Agreement, (ii) 4.0 million Props tokens upon the integration of the Props platform in the Company’s Camfrog application and (iii) 3.5 million Props tokens due upon the integration of the Props platform in the Company’s Paltalk application. In determining the value of the contract, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation. The Props tokens were estimated to have a price equal to $0.02 per token (see Note 5 for additional information on the fair value of the Props tokens) at the contract inception date. The total contract value to be recognized was estimated to be $210,000, which was recognized on the completion dates of the integration services performed during the second and third quarter of 2020.		Pursuant to the terms of the YouNow Agreement, YouNow agreed to pay the Company, in exchange for the Company’s services, an aggregate of 10.5 million cryptographic props tokens (“Props tokens”) upon the achievement of certain milestones as follows: (i) 3.0 million Props tokens upon execution of the YouNow Agreement, (ii) 4.0 million Props tokens upon the integration of the Props platform in the Company’s Camfrog application and (iii) 3.5 million Props tokens due upon the integration of the Props platform in the Company’s Paltalk application. In determining the value of the contract, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation. The Props tokens were estimated to have a price equal to $0.02 per token (see Note 7 for additional information on the fair value of the Props tokens) at the contract inception date. The total contract value to be recognized was estimated to be $210,000, which is recognized on the completion dates of the integration services performed.
Description of payments milestone	The upfront fee was recognized as revenue under the output method based on the direct measurements of the value of services transferred to date to the customer, relative to the remaining services under the contract. During the year ended December 31, 2020, the Company recognized $60,000 of the upfront fee and $150,000 from the completion of the first and second integration milestones under technology service revenue in the condensed consolidated statements of operations and digital tokens receivable in the condensed consolidated balance sheets.		The upfront fee is recognized as revenue under the output method based on the direct measurements of the value of services transferred to date to the customer, relative to the remaining services under the contract. During the year ended December 31, 2020, the Company recognized $60,000 of the upfront fee and $150,000 from the completion of the first and second integration milestones under technology service revenue in the consolidated statements of operations and digital tokens receivable in the consolidated balance sheets.
Subscription Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue from virtual gifts			$ 348,677	$ 411,326
Virtual gift and micro-transaction revenue			$ 5,188,858	$ 5,079,837